Fair Value Measurements (Details Narrative) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant liability expire date	Jan. 28, 2023		Jan. 28, 2023
Warrant liability - subsidiary	$ 21	$ 39	$ 21	$ 24
Change in fair value of subsidiary warrant liability	$ (18)	$ 15
Discount percentage of stock price
FaceBank Group, Inc Pre-Merger [Member]
Warrant liability expire date		Jan. 28, 2023		Jan. 28, 2023
Warrant liability - subsidiary		$ 39		$ 24	$ 4,528
Change in fair value of subsidiary warrant liability		$ 15		$ (4,504)
Discount percentage of stock price